INITIAL PUBLIC OFFERING (Details) - $ / shares	Aug. 10, 2021	Aug. 26, 2022
Initial Public Offering [Abstract]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		1
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp
Initial Public Offering [Abstract]
Units issued (in shares)	10.00
Initial Public Offering [Member] | CIK 0001846136 Riverview Acquisition Corp | Maximum
Initial Public Offering [Abstract]
Units issued (in shares)	2,490,000
Initial Public Offering [Member] | Public Shares [Member] | CIK 0001846136 Riverview Acquisition Corp
Initial Public Offering [Abstract]
Units issued (in shares)	25,000,000
Share price (in dollars per share)	$ 10.00
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Initial Public Offering [Member] | Public Warrants [Member] | CIK 0001846136 Riverview Acquisition Corp
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	0.50
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Initial Public Offering [Member] | Common Class A [Member] | CIK 0001846136 Riverview Acquisition Corp
Initial Public Offering [Abstract]
Number of securities called by each unit (in shares)	1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	1